Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Statement of Financial Position [Abstract]
Estimated fair value	$ 20,968	$ 18,607
Common stock, no par value (in dollars per share)	$ 0	$ 0
Common stock, shares authorized	12,500,000	12,500,000
Common stock, shares issued	10,477,000	9,279,000
Common stock, shares outstanding	10,477,000	9,279,000